Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Technology, IP and patents	$ 435,500	$ 418,003
Total	435,500	418,003
Accumulated amortization	(59,014)	(48,988)
Total	376,486	369,015
Intangible assets, net	$ 376,486	$ 369,015